Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41444
Entity Registrant Name	INTELLIGENT LIVING APPLICATION GROUP INC.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 2, 5/F, Block A, Profit Industrial Building
Entity Address, Adress Line Two	1-15 Kwai Fung Crescent, Kwai Chung
Entity Address, City or Town	New Territories
Entity Address, Country	HK
Title of 12(b) Security	Ordinary Shares, par value $0.0001
Trading Symbol	ILAG
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	18,060,000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001814963
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Wei, Wei & Co., LLP
Auditor Location	Flushing, New York
Auditor Firm ID	2388
Business Contact
Document Information
Entity Address, Address Line One	Unit 2, 5/F, Block A, Profit Industrial Building
Entity Address, Adress Line Two	1-15 Kwai Fung Crescent, Kwai Chung
Entity Address, City or Town	New Territories
Entity Address, Country	HK
Contact Personnel Name	Bong Lau
City Area Code	+ 852
Local Phone Number	2481 7938
Contact Personnel Email Address	info@i-l-a-g.com